Called up share capital	12 Months Ended
Jun. 30, 2026
Called up share capital

27. Called up share capital

	As at June 30
	2026	2025 *restated	2024
Allotted, called up and fully paid
Class A Ordinary Shares of $0.12 each	$3,686,890	$1,503,265	$533,298
Number allotted	30,724,084	12,527,212	4,439,733
Class A Ordinary Shares of $0.12 each	$3,686,890	$1,503,265	$533,298

“The Company is incorporated in England and Wales and, under the Companies Act 2006, does not have an authorized share capital. Our articles of association do not limit the number of shares we may issue. On January 30, 2026, our shareholders authorized the directors, under section 551 of the Companies Act 2006, to allot shares and to grant rights to subscribe for, or convert any security into, shares up to an aggregate nominal amount of US$116.4 million, equivalent to 970 million Class A Ordinary Shares of US$0.12 each. This authority expires on January 30, 2031, unless renewed, varied or revoked. Shareholders also disapplied statutory pre-emption rights for allotments under this authority. At June 30, 2026, 30,724,084 Class A Ordinary Shares of US$0.12 each were issued and fully paid, with a nominal value of US$3,686,890.

Movements in Class A Ordinary Shares:

	Shares No.	Par value USD 000	Share premium USD 000	Share subscription USD 000	Total USD 000
At June 30, 2023	25,651,140	308	105,018	-	105,326
Capital raises 1	1,715,191	206	2,862	-	3,068
Employee share scheme issues	282,836	19	340	-	359
Reverse stock split	(23,209,434)	-	-	-	-
At June 30, 2024	4,439,733	533	108,220	-	108,753
Capital raises 1	5,206,395	625	9,163	60,500	70,288
Other share issuances 2	2,881,084	346	4,572	-	4,918
Equity instruments	-	-	413	-	413
At June 30, 2025	12,527,212	1,504	122,368	60,500	184,372
Capital raises 1	3,494,749	419	18,909	-	19,328
Equity instruments	2,562,316	307	3,220	-	3,527
Other issuances	12,139,807	1,457	21,241	-	22,698
At June 30, 2026	30,724,084	3,687	165,738	60,500	229,925

At June 30 2026, the Company had 30,724,084 Class A Ordinary Shares in issue (June 30 2025: 12,527,212) and (June 30 2024: 4,439,733), each with a nominal value of $0.12.

During the year ended 30 June 2026, the Company issued 3,494,749 Class A Ordinary Shares through capital raises and 12,139,807 Class A Ordinary Shares through other share issuances and 2,562,316 through Equity Instruments - warrants. The equity warrants have been reclassified from share capital and premium to Warrant reserve as equity component.

Each Ordinary Share has the same right to receive dividends and repayment of capital and represents one vote at shareholders’ meetings. Proceeds received in excess of nominal value are included in share premium. Costs directly attributable to new share issues are recognized in other reserves (see Note 28).

1

During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.

During the year ended June 30, 2025, the company issued 1,046,395 shares to capital market investors through At the Market issuances and registered direct offerings, raising $3.5 million in gross proceeds.

On July 29, 2022, the Company entered into a Securities Purchase Agreement to issue and sell, in a registered direct offering directly to an investor, (i) an aggregate of 2,300,000 Class A Ordinary Shares (the “Shares”), nominal value $0.012 per share, at an offering price of $1.30 per share and (ii) an aggregate of 1,930,770 pre-funded warrants exercisable for Class A Ordinary Shares at an offering price of $1.2999 per pre-funded warrant, for gross proceeds of approximately $5.5 million before deducting the placement agent fee and related offering expenses. The pre-funded warrants were sold to the Investor whose purchase of Class A Ordinary Shares in the Registered Offering would otherwise result in the Investor, together with its affiliates and certain related parties, beneficially owning more than 4.99% of the Company’s outstanding Class A Ordinary Shares immediately following the consummation of the Registered Offering, in lieu of Class A Ordinary Shares. Each pre-funded warrant represents the right to purchase one Ordinary Share at an exercise price of $0.0001 per share. The pre-funded warrants were exercised on November 22, 2022.

In a concurrent private placement, the Company agreed to issue to the investor, Series A Warrants exercisable for an aggregate of 4,230,770 Class A Ordinary Shares, at an exercise price of $1.30 per share. Each Series A Warrant will be exercisable on February 2, 2023 and will expire on February 2, 2028. The Series A Warrants and the Class A Ordinary Shares issuable upon the exercise of the Series A Warrants were offered pursuant to the exemption provided in Section 4(a)(2) under the Securities Act of 1933, as amended (the “Securities Act”), and Rule 506(b) promulgated thereunder.

Each share has the same right to receive dividends and repayment of capital and represent one vote at shareholders’ meetings. Proceeds received in addition to the nominal value of the shares issued during the year have been included in share premium. The costs associated with the issuance of new shares are included within other reserves (see Note 28). Share premium has also been recorded in respect of the share capital related to employee share awards.

2	On October 4, 2023, the Company announced a one-for-ten (1-10) reverse stock split and par value change of its Class A Ordinary Shares which began trading on a post-split basis on October 6, 2023. The reverse stock split has been applied retrospectively to the prior years’ share figures for the purpose of calculating EPS.

3

During the year ended June 30, 2026, the Company made several share issuances to settle liabilities to (a) Arowana Global Impact for 2,481,531 shares; and in payment for loan (b) Sina Solyman for 200,000 shares as payment for consulting fees; (c) HRH for 200,000 shares for payment of Market entry and Strategic advisory services; (d) Corporate Profile LLC for 81,000 shares; (e) Jacqui Johnson for 4,000 shares; (f) Suneet Wadha for 20,000 shares; (g) TAG for 6,500,000 shares; (h) Brownstone Cap for 1,107,298 shares; (i) Edward Karr for 72,222 shares.

During the year ended 30 June 2026, the Company also issued 4,270,358 Class A Ordinary Shares to number of individuals, entities and employees comprises of (a) 2,562,316 shares to LIAN Group; (b) 1,000,000 shares to the Ceres consortium; (c) 478,284 shares to our current directors and executive officers, namely Mr. Mansfield (200,000), Mr. Jeavons (87,056), Mr. Langdon (59,321) and Mr. Hui (31,907) and Mr. Nestor (100,000); and (d) 200,678 shares to other employees and consultants.

During the year ended June 30, 2025, the Company made several share issuances to settle liabilities to (a) Arowana International UK Ltd for 166,084 shares; and in payment for consulting and advisory services (b) Alain Salem for 400,000 shares as payment for consulting fees; (c) Mustafa Ahmed for 1,050,000 shares for payment of crypto-currency digital services; (d) 21M Advisors for 500,000 shares; (e) Spencer Chen for 125,000 shares; (f) Suneet Wadha for 30,000 shares.

4	The Company issued the following warrants:

●	Navinder Singh:

The Company issued 44,000 cashless warrants to Navinder Singh at an issue price of $1.50 per share. These warrants were valued using the Black-Scholes model with a volatility assumption of 151% and a risk-free interest rate of 4.05%, resulting in a total fair value of $0.1 million.

●	Suneet Wadha:

On 30 May 2025, the Company granted Global Investing Network Inc. (“GINI”) warrants to acquire 250,000 Class A Ordinary Shares under an advisory agreement. The exercise price is US$6.05 per share, the term is three years, and the warrants permit cashless exercise. The warrants vest in six equal monthly installments.

On early termination of the agreement, effective 31 August 2025 and documented on 27 October 2025, the warrants were reduced to 125,000.

The warrants were valued using the Black Scholes model, incorporating a volatility of 198.63% and a risk-free rate of 3.87%, resulting in a fair value of vested warrants as at June 30, 2026 of $1.053 million.

●	AWN Holdings

On 23 November 2024, the Company and AWN Holdings Limited (“AWN”), a lender under a shareholder loan, agreed to extend the maturity of the loan from 31 March 2025 to 1 January 2026. The loan facilities extended comprised principal of US$8.9 million, accrued interest of US$11.09 million and payables of US$0.61 million. In consideration for the extension, the Company agreed to issue, for no consideration and in lieu of cash interest, 1,200,000 warrants over Class A Ordinary Shares at an exercise price of US$1.00 per share.

The warrants were valued using the Monte Carlo Model, incorporating a volatility of 146% and a risk-free rate of 4.04%, resulting in a fair value of vested warrants as at June 30, 2026 of $5.44 million.

Share subscription equity reserve

At 30 June 2025, US$60.5 million relates to the Regulation S subscription arrangement with Ceres Holding Limited. The amount represents an enforceable subscription commitment for 10.0 million Class A Ordinary Shares at US$6.05 per share. As the corresponding Class A Ordinary Shares had not been legally allotted and issued at the reporting date, US$1.2 million has been reclassified from share capital and US$59.3 million from share premium into a separate share subscription equity reserve.

Management has assessed the contractual terms of the executed subscription agreement and concluded that the arrangement is equity in nature under IAS 32 because the Company has no contractual obligation to deliver cash or another financial asset in settlement of the arrangement and settlement is through the issue of Class A Ordinary Shares. The corresponding US$60.5 million subscription receivable is recognised as a financial asset and is subject to the recognition, measurement and expected credit loss requirements of IFRS 9. Further information regarding the related credit-risk exposure and associated IFRS 7 disclosures is provided in Note 31.

Upon legal allotment and issue of the Class A Ordinary Shares, the amount recognised within the share subscription equity reserve will be transferred to share capital and share premium. The reclassification has no impact on total equity.

Non-cash financing activities

During the year ended June 30, 2026, the Group recognized $20.328 million (June 30, 2025: $70.288 million) of capital raising transactions within equity, of which $6.050 million (June 30, 2025: $60.500 million) related to subscription arrangements that had not been settled in cash at the reporting date. A significant portion of the capital raising transactions was not received in cash at the reporting date and was recognized as a subscription receivable.

Total directly attributable capital-raising costs recognized in other reserves were $1.071 million (June 30, 2025: $0.440 million), of which $1.071 million (June 30, 2025: $0.440 million) was settled from the capital-raise proceeds received during the year.

The subscription receivables and other non-cash settlements did not result in cash flows during the year and have therefore been excluded from the consolidated statement of cash flows.